Retirement Plans (Change In Plan Assets) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Fair value at beginning of period	$ 154.6
Benefits paid	(13.2)	(0.6)	(1.2)
Fair value at end of period	187.4	154.6
Defined Benefit Plans [Member]
Fair value at beginning of period	154.6	139.9
Actual return on plan assets	28.8	22.2
Employer contributions	12.9	0.4	0.5
Participant contributions
Benefits paid	(8.9)	(7.9)
Fair value at end of period	187.4	154.6	139.9
Postretirement Benefit Plan [Member]
Fair value at beginning of period
Actual return on plan assets
Employer contributions	0.3	0.6	1.2
Participant contributions	0.4	0.1
Benefits paid	(0.7)	(0.7)
Fair value at end of period